                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4492
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                               MFS SERIES TRUST X
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: August 31*
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                  Date of reporting period: November 30, 2006
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* This Form N-Q pertains to the following series of the Registrant:
  MFS Floating Rate High Income Fund.

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) FLOATING RATE HIGH INCOME FUND

11/30/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Floating Rate High Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2006

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ISSUER                                                                                         SHARES/PAR                 VALUE ($)
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
FLOATING RATE LOANS - 88.4% (g)(r)
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AEROSPACE - 2.0%
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DRS Technologies, Inc., Term Loan, 6.8767%, 2013                                           $    1,101,277            $    1,101,965
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Hexcel Corp., Term Loan B, 7.125%, 2012                                                         1,066,807                 1,066,807
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Mid-Western Aircraft, Term Loan B, 7.11%, 2011                                                    688,384                   688,599
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Transdigm, Inc., Term Loan B, 7.36%, 2013                                                       1,278,991                 1,285,386
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                                                                                                                     $    4,142,757
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AIRLINES - 1.1%
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United Airlines, Inc., Term Loan, 9.125%, 2012                                             $       84,890            $       85,612
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United Airlines, Inc., Term Loan B, 9.12%, 2012                                                   591,030                   596,054
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US Airways Group, Inc., Term Loan, 8.8669%, 2011                                                1,500,000                 1,507,875
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                                                                                                                     $    2,189,541
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ALCOHOLIC BEVERAGES - 0.5%
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Constellation Brands, Inc., Incremental Term Loan, 6.9312%, 2013                           $    1,034,383            $    1,037,707
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APPAREL MANUFACTURERS - 0.2%
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Hanesbrands, Inc., Term Loan B, 7.6786%, 2013                                              $      416,316            $      419,100
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AUTOMOTIVE - 3.7%
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ArvinMeritor, Inc., Term Loan B, 7.125%, 2012                                              $      616,599            $      616,085
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Cooper Standard Automotive, Inc., Term Loan D, 8%, 2011                                         1,491,728                 1,489,241
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General Motors, Term Loan B, 2013(o)                                                            1,174,224                 1,175,398
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Gleason, Term Loan, 7.875%, 2013                                                                  477,866                   480,255
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Mark IV Industries, Inc., Second Lien Term Loan, 11.2783%, 2011                                   995,498                 1,000,060
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Mark IV Industries, Inc., Term Loan, 8.0187%, 2011                                                659,746                   656,722
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Motorsport Aftermarket Group, Inc., Term Loan, 2013(o)                                            423,532                   423,532
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Oshkosh Truck Corp., Term Loan B, 2013(o)                                                       1,709,350                 1,709,350
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                                                                                                                     $    7,550,643
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BASIC INDUSTRY - 0.4%
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Trimas Corp., Letter of Credit, 8.0756%, 2013                                              $      160,602            $      161,104
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Trimas Corp., Term Loan B, 8.1094%, 2013                                                          686,226                   688,371
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                                                                                                                     $      849,475
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BROADCASTING - 4.7%
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Block Communications, Inc., Term Loan, 7.3669%, 2006                                       $    1,453,020            $    1,454,836
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CMP Susquehanna Corp., Term Loan B, 7.4256%, 2013                                                 415,272                   416,137
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Cumulus Media, Inc., Term Loan B, 7.4525%, 2013                                                 1,551,641                 1,554,873
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Emmis Communications, Term Loan, 7.32%, 2013                                                    1,257,467                 1,262,811
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Entravision Communications Corp., Term Loan B, 6.87%, 2013                                      1,215,989                 1,214,089
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Gray Television, 2006-1 Incremental Term Loan, 6.88%, 2012                                        161,778                   161,413
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Gray Television, Inc., Term Loan B, 6.8771%, 2012                                               1,228,512                 1,225,748
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Nextmedia Operating, Second Lien Term Loan, 9.82%, 2013                                           500,000                   501,875
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Nextmedia Operating, Term Loan, 7.32%, 2012                                                       342,692                   341,407
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Nextmedia Operating, Term Loan B, 7.32%, 2013                                                     152,308                   151,737
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Quebecor Media, Inc., Term Loan B, 7.3724%, 2013                                                  961,117                   965,922
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Spanish Broadcasting Systems, Inc., Term Loan, 7.12%, 2012                                        492,500                   491,474
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                                                                                                                     $    9,742,322
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BROKERAGE & ASSET MANAGERS - 0.4%
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Ameritrade Holding Corp., Term Loan B, 6.82%, 2012                                         $      767,585            $      766,050
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BUILDING - 3.4%
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Building Materials Holding Corp., Term Loan B, 7.86%, 2013                                 $    1,190,729            $    1,190,729
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CONTECH Construction Products, Inc., Term Loan, 7.3666%, 2013                                     946,382                   946,973
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Masonite International Corp., Canadian Term Loan, 7.3799%, 2013                                   856,550                   837,813
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Masonite International Corp., Term Loan, 7.3799%, 2013                                            858,010                   839,241
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NCI Building Systems, Inc., Term Loan B, 6.8363%, 2010                                            642,857                   642,054
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Nortek, Inc., Term Loan B, 7.36%, 2011                                                            979,950                   975,663
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Ply Gem Industries, Inc., Second Lien Term Loan, 2014(o)                                          119,028                   120,814
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Ply Gem Industries, Inc., Term Loan, 2013(o)                                                      442,538                   445,304
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Quality Home Brands Holdings LLC, Second Lien Term Loan, 11.9388%, 2013                           483,050                   485,466
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Quality Home Brands Holdings LLC, Term Loan, 8.1398%, 2012                                        299,592                   299,031
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Walter Industries, Inc., Term Loan B, 7.1189%, 2012                                               253,443                   253,654
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                                                                                                                     $    7,036,742
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BUSINESS SERVICES - 4.1%
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Affiliated Computer, Term Loan B, 7.3888%, 2013                                            $    1,290,250            $    1,292,208
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Applied Systems, Inc., Term Loan B, 8.1745%, 2013                                                 348,699                   349,789
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BELFOR USA, Term Loan B, 7.57%, 2012                                                              417,880                   420,492
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Datatel Holdings, Inc., Second Lien Term Loan, 10.8698%, 2011                                     497,691                   492,714
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Datatel Holdings, Inc., Term Loan, 8.7238%, 2011                                                  947,245                   947,245
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Infor Global Solutions, Term Loan, 9.12%, 2012                                                    220,432                   222,544
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Infor Global Solutions, Term Loan, 9.12%, 2012                                                    422,495                   426,544
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iPayment, Inc., Term Loan, 7.3602%, 2013                                                          838,837                   836,740
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RGIS, Term Loan B, 7.8669%, 2012                                                                  963,793                   960,179
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TransFirst Holdings, Inc., Term Loan B, 7.87%, 2013                                               654,531                   656,985
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Travelport, Letter of Credit, 8.347%, 2013                                                        154,773                   154,986
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Travelport, Term Loan, 8.367%, 2013                                                             1,579,921                 1,582,092
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                                                                                                                     $    8,342,518
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CABLE TV - 4.1%
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Cequel Communications LLC, Term Loan, 7.62%, 2013(o)                                       $    1,410,929            $    1,406,080
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Charter Communications Operating LLC, Term Loan, 8.005%, 2013                                     651,272                   655,343
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CSC Holdings, Inc., Incremental Term Loan, 7.1228%, 2013                                        1,492,500                 1,489,774
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Insight Midwest Holdings LLC, Term Loan B, 2013(o)                                              1,122,875                 1,127,963
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Mediacom Broadband LLC, Term Loan D-2, 7.13%, 2015                                                600,000                   596,500
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Mediacom Communications Corp., Term Loan D-1, 7.0018%, 2015                                       990,000                   984,225
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San Juan Cable, Term Loan, 7.3906%, 2012                                                        1,099,690                 1,099,003
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UPC Financing Partnership, Term Loan J-2, 7.64%, 2013                                             500,000                   499,805
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UPC Financing Partnership, Term Loan K-2, 7.64%, 2013                                             500,000                   499,805
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                                                                                                                     $    8,358,498
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CHEMICALS - 3.8%
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Celanese AG, Dollar Term Loan, 7.1169%, 2012                                               $    1,391,492            $    1,393,232
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Hexion Specialty Chemicals, Inc., Term Loan C-1, 7.875%, 2013                                   1,340,975                 1,336,616
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Hexion Specialty Chemicals, Inc., Term Loan C-2, 7.87%, 2013                                      291,298                   290,351
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Huntsman International LLC, Term Loan B, 7.07%, 2012                                            1,087,534                 1,085,591
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Mosaic Co., Term Loan B, 2013(o)                                                                  215,192                   215,192
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Nalco Company, Term Loan B, 7.1602%, 2010                                                         970,126                   971,878
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Texas Petrochemicals Corp., Letter of Credit, 7.8738%, 2008                                       245,455                   247,449
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Texas Petrochemicals Corp., Term Loan B, 7.9108%, 2013                                            734,523                   740,491
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Vertellus Specialties, Inc., Term Loan, 8.6107%, 2013                                           1,578,855                 1,586,749
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                                                                                                                     $    7,867,549
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COMPUTER SOFTWARE - 1.0%
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Nuance Communications, Term Loan, 7.32%, 2013                                              $      796,000            $      791,772
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VeriFone, Inc., Term Loan, 7.12%, 2013                                                            439,872                   440,834
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Vertafore, Inc., Second Lien Term Loan, 11.4045%, 2013                                            339,000                   342,672
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Vertafore, Inc., Term Loan, 7.8581%, 2012                                                          48,150                    48,255
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Vertafore, Inc., Term Loan, 7.8678%, 2012                                                         373,645                   374,462
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                                                                                                                     $    1,997,995
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COMPUTER SOFTWARE - SYSTEMS - 0.9%
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Dealer Computer Services, Second Lien Term Loan, 10.82%, 2014                              $      469,612            $      474,308
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Dealer Computer Services, Term Loan, 7.82%, 2013                                                1,092,957                 1,097,056
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Intergraph Corp., Term Loan, 2014(o)                                                              213,595                   213,595
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                                                                                                                     $    1,784,959
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CONSTRUCTION - 0.7%
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Mattamy Funding Partnership, Term Loan B, 7.625%, 2013                                     $    1,492,500            $    1,477,575
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CONSUMER GOODS & SERVICES - 4.0%
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ACCO Brands Corp., Term Loan B, 7.1067%, 2012                                              $      630,822            $      631,414
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Affinion Group, Term Loan B, 8.1196%, 2012                                                      1,466,183                 1,473,057
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Coinmach Corp., Term Loan B-1, 7.875%, 2012                                                     1,241,232                 1,251,059
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Easton-Bell Sports, Inc., Term Loan B, 7.071%, 2012                                               796,000                   794,839
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National Bedding Co., Second Lien Term Loan, 10.3744%, 2012                                       312,500                   314,453
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Sally Beauty, Term Loan, 2013(o)                                                                  416,429                   418,043
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Service Corp. International, Term Loan B, 2009(o)                                                 700,837                   704,341
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Simmons Co., Term Loan D, 7.1728%, 2011                                                           668,485                   672,246
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Spectrum Brands, Inc., Term Loan B, 8.375%, 2012                                                  692,550                   694,627
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Springs Window Fashions LC, Term Loan B, 8.125%, 2012                                           1,270,973                 1,276,533
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                                                                                                                     $    8,230,612
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CONTAINERS - 1.5%
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Altivity Packaging LLC, Second Lien Term Loan, 10.32%, 2013                                $      200,937            $      203,072
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Altivity Packaging LLC, Second Lien Term Loan, 10.32%, 2013                                       627,929                   634,601
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Altivity Packaging LLC, Term Loan, 7.5997%, 2013                                                  190,413                   192,000
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Altivity Packaging LLC, Term Loan B, 7.6033%, 2013                                                636,381                   641,684
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Owens-Illinois Group, Inc., Term Loan B, 6.82%, 2013                                            1,440,891                 1,440,891
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                                                                                                                     $    3,112,248
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ELECTRONICS - 1.3%
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Freescale Semiconductor, Term Loan B, 2013(o)                                              $    1,683,076            $    1,688,863
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Sensata Technologies, Term Loan B, 7.1298%, 2013                                                1,097,250                 1,088,040
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                                                                                                                     $    2,776,903
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ENERGY - INDEPENDENT - 0.5%
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CDX Funding LLC, Second Lien Term Loan, 10.6169%, 2013                                     $    1,063,745            $    1,079,701
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ENTERTAINMENT - 2.3%
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AMC Entertainment, Inc., Term Loan B, 7.445%, 2013                                         $       99,389            $       99,861
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Cedar Fair LP, Term Loan B, 7.8669%, 2012                                                       1,337,839                 1,348,590
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Cinemark USA, Inc., Term Loan B, 7.3798%, 2013                                                    225,076                   225,799
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Metro-Goldwyn-Mayer Studios, Inc., Term Loan A, 8.6169%, 2011                                     476,190                   469,983
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Metro-Goldwyn-Mayer Studios, Inc., Term Loan B, 8.6169%, 2012                                     995,000                   982,148
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Panavision, Inc., Term Loan, 2011(o)                                                               83,043                    83,043
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Panavision, Inc., Term Loan, 8.3723%, 2012                                                        260,326                   261,627
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Regal Cinemas, Inc., Term Loan, 7.1169%, 2010                                                   1,207,178                 1,200,388
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                                                                                                                     $    4,671,439
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FINANCIAL INSTITUTIONS - 0.5%
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Nasdaq Stock Market, Inc., Term Loan B, 7.0705%, 2012                                      $      703,012            $      702,426
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Nasdaq Stock Market, Inc., Term Loan C, 7.0714%, 2012                                             407,520                   407,180
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                                                                                                                     $    1,109,606
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FOOD & BEVERAGES - 1.4%
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Dole Food Co., Inc., Letter of Credit, 5.2438%, 2013                                       $      139,535            $      137,940
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Dole Food Co., Inc., Term Loan, 7.5498%, 2013                                                     312,384                   308,814
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Dole Food Co., Inc., Term Loan C, 7.4648%, 2013                                                 1,041,279                 1,029,379
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Mafco Worldwide, Term Loan B, 7.388%, 2011                                                      1,371,048                 1,371,048
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                                                                                                                     $    2,847,181
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FOREST & PAPER PRODUCTS - 1.3%
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Georgia-Pacific Corp., Second Lien Term Loan, 8.39%, 2013                                  $      508,023            $      509,043
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Georgia-Pacific Corp., Term Loan, 7.385%, 2012                                                  1,008,426                 1,010,199
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Smurfit-Stone Container Corp., Deposit Funded Loan, 7.5719%, 2011                                  67,200                    67,583
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Smurfit-Stone Container Corp., Term Loan B, 7.6582%, 2011                                         889,110                   894,173
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Smurfit-Stone Container Corp., Term Loan C, 7.6674%, 2011                                         161,353                   162,272
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                                                                                                                     $    2,643,270
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GAMING & LODGING - 2.5%
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CCM Merger, Inc., Term Loan B, 7.3693%, 2012                                               $      880,372            $      878,171
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Greenwood Racing, Inc., Term Loan B, 2011(o)                                                      830,107                   832,182
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Gulfside Casino, Term Loan B, 10.3508%, 2012                                                    1,807,385                 1,820,941
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Tamarack Resorts, Letter of Credit, 8.5169%, 2011                                                 720,000                   684,000
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Tamarack Resorts, Term Loan B, 8.6112%, 2011                                                    1,074,600                 1,020,870
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                                                                                                                     $    5,236,164
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INDUSTRIAL - 2.5%
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Alliance Laundry Holdings LLC., Term Loan B, 7.57%, 2012                                   $      636,702            $      638,692
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Babcock & Wilcox Co., Synthetic Letter of Credit, 5.2669%, 2012                                   656,664                   659,947
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Education Management Corp., Term Loan B, 7.875%, 2013                                             588,823                   592,258
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Interline Brands, Inc., Term Loan, 7.1238%, 2013                                                  395,874                   395,874
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Interline Brands, Inc., Term Loan B, 7.1079%, 2013                                                304,519                   304,518
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JohnsonDiversey, Inc., Term Loan, 7.87%, 2011                                                     169,504                   170,245
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JohnsonDiversey, Inc., Term Loan B, 7.87%, 2011                                                   222,670                   224,200
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Longyear Global Holdings, Acquisition Term Loan, 2013(o)                                           84,343                    84,800
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Longyear Global Holdings, Canadian Term Loan, 2031(o)                                              78,319                    78,743
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Longyear Global Holdings, Term Loan, 2013(o)                                                      789,213                   793,488
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Thermal North America, Letter of Credit, 8.07%, 2008                                              104,018                   104,408
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Thermal North America, Term Loan, 8.07%, 2008                                                     520,886                   522,840
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X-Rite, Second Lien Term Loan, 10.3906%, 2013                                                     303,201                   303,201
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X-Rite, Term Loan, 7.6475%, 2012                                                                  302,443                   301,686
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                                                                                                                     $    5,174,900
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INSURANCE - 1.7%
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ARG Holding, Term Loan, 8.375%, 2011(o)                                                    $    1,776,779            $    1,783,442
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Asurion Corp., Second Lien Term Loan, 11.57%, 2013                                                605,330                   613,653
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Asurion Corp., Term Loan, 8.32%, 2012                                                             833,388                   835,472
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HMSC Corp., Term Loan, 7.8738%, 2011                                                              211,447                   212,504
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                                                                                                                     $    3,445,071
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INSURANCE - HEALTH - 0.5%
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MultiPlan Corp., Term Loan, 7.82%, 2013                                                    $    1,031,412            $    1,028,403
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MACHINERY & TOOLS - 1.2%
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Generac Power Systems, Inc., Second Lien Term Loan, 11.32%, 2014                           $      207,361            $      208,268
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Generac Power Systems, Inc., Term Loan, 7.82%, 2013                                               893,862                   896,656
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NACCO Materials Handling Group, Term Loan, 7.3702%, 2013                                          199,500                   199,001
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Rental Service Corp., Second Lien Term Loan, 2013(o)                                            1,172,652                 1,179,615
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                                                                                                                     $    2,483,540
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MEDICAL & HEALTH TECHNOLOGY & SERVICES - 6.5%
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Accellent Corp., Term Loan, 7.3699%, 2012                                                  $      611,865            $      610,335
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DaVita, Inc., Term Loan B, 7.4241%, 2012                                                          825,833                   828,371
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Emdeon Business Services LLC, Term Loan B, 7.82%, 2013                                            828,848                   829,884
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Fresenius Medical Care Holdings, Inc., Term Loan B, 6.7489%, 2013                                 995,000                   988,515
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Genoa Healthcare, Second Lien Term Loan, 13.11%, 2013                                             333,333                   336,042
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Genoa Healthcare, Term Loan, 8.6122%, 2012                                                        601,207                   604,213
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HCA, Inc., Term Loan B, 8.086%, 2013                                                            2,142,417                 2,155,808
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HealthSouth Corp., Term Loan B, 8.62%, 2010                                                     2,294,250                 2,302,445
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National Mentor Holdings, Inc., Synthetic Letter of Credit, 7.84%, 2013                            36,821                    36,982
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National Mentor Holdings, Inc., Term Loan B, 7.8734%, 2013                                        631,071                   633,832
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National Renal Institures, Inc., Term Loan B, 7.625%, 2013                                        897,750                   896,628
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Psychiatric Solutions, Term Loan B, 7.07%, 2012                                                   475,077                   475,077
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Quintiles Transnational Corp., Term Loan, 7.37%, 2013                                           1,001,694                   999,398
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Renal Advantage, Inc., Term Loan B, 7.89%, 2012                                                   375,384                   377,730
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Select Medical Corp., Term Loan B, 7.071%, 2012                                                   985,000                   963,761
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U.S. Oncology, Inc., Term Loan C, 7.9375%, 2011                                                   317,327                   317,922
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                                                                                                                     $   13,356,943
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MEDICAL EQUIPMENT - 1.3%
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DJ Orthopedics LLC, Term Loan, 6.875%, 2013                                                $    1,415,357            $    1,411,819
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Orthofix International, Term Loan B, 7.12%, 2013                                                1,156,130                 1,156,492
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Sterigenics International, Inc., Additional Term Loan B, 2013(o)                                  207,723                   208,113
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    2,776,424
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METALS & MINING - 0.7%
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Aleris International, Inc., Term Loan B, 7.875%, 2013                                      $      666,301            $      666,301
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Euramax International, Inc., Term Loan, 8.1875%, 2012                                             329,964                   328,726
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Novelis, Inc., Canadian Term Loan B, 7.62%, 2012                                                  198,994                   199,243
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Novelis, Inc., Term Loan B, 7.62%, 2012                                                           345,621                   346,053
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                                                                                                                     $    1,540,323
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NATURAL GAS - DISTRIBUTION - 0.5%
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Riverstone C/R GS Holdings I, Asset Sale, 7.14%, 2011                                      $      115,561            $      115,452
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Riverstone C/R GS Holdings I, Canadian Term Loan, 7.1615%, 2013                                   632,549                   631,067
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Riverstone C/R GS Holdings I, Term Loan, 9%, 2011                                                  80,892                    80,816
-----------------------------------------------------------------------------------------------------------------------------------
Riverstone C/R GS Holdings I, Term Loan, 7.1571%, 2013                                            120,732                   120,449
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $      947,784
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NATURAL GAS - PIPELINE - 1.0%
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El Paso Corp., Letter of Credit, 8.72%, 2009                                               $      683,188            $      686,319
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Epco Holdings, Inc., Term Loan C, 7.3722%, 2010                                                   390,060                   391,425
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Targa Resources, Bridge Term Loan, 7.6169%, 2007                                                1,000,000                   999,688
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    2,077,432
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NETWORK & TELECOM - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., Term Loan B, 7.57%, 2013                               $    1,179,842            $    1,186,233
-----------------------------------------------------------------------------------------------------------------------------------
Windstream Corp., Term Loan B, 7.12%, 2013                                                      1,824,868                 1,833,993
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    3,020,226
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OIL SERVICES - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
MEG Energy Corp., Term Loan B, 7.375%, 2013                                                $      796,000            $      796,995
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Petroleum Geo-Services, Term Loan B, 7.6097%, 2012                                                407,509                   409,037
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Regency Gas Services LLC, Term Loan, 7.82%, 2010                                                1,317,458                 1,317,458
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    2,523,490
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OILS - 0.0%
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Alon USA, Inc., Edgington Term Loan, 7.5%, 2013                                            $           91            $           91
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PHARMACEUTICALS - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Angiotech, Term Loan B, 8.75%, 2013(o)                                                     $    1,200,027            $    1,195,023
-----------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., Dovobet Term Loan, 7.6169%, 2012                                            22,067                    22,086
-----------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., Dovonex Term Loan, 7.6169%, 2012                                           110,337                   110,429
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Warner Chilcott Corp., Term Loan B, 7.6181%, 2012                                                 476,094                   477,998
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Warner Chilcott Corp., Term Loan C, 7.6169%, 2012                                                 130,711                   131,234
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    1,936,770
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POLLUTION CONTROL - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Duratek, Inc., Term Loan, 7.7602%, 2011                                                    $      403,762            $      405,528
-----------------------------------------------------------------------------------------------------------------------------------
Energy Solutions, Inc., LC Facility, 7.57%, 2013                                                   42,418                    42,603
-----------------------------------------------------------------------------------------------------------------------------------
Energy Solutions, Inc., Term Loan B, 7.7588%, 2013                                                891,167                   895,066
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    1,343,197
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PRINTING & PUBLISHING - 6.4%
-----------------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc., Term Loan B, 8.37%, 2009                                  $    1,150,875            $    1,154,472
-----------------------------------------------------------------------------------------------------------------------------------
Ascend Media Holdings LLC, Term Loan, 8.87%, 2012                                                 968,750                   939,687
-----------------------------------------------------------------------------------------------------------------------------------
Black Press, Term Loan B, 7.37%, 2013                                                             402,725                   405,242
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Black Press, Term Loan B-2, 7.37%, 2013                                                           244,512                   246,040
-----------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, Term Loan B-1, 6.8807%, 2010                                                1,162,799                 1,158,439
-----------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, Term Loan B-2, 6.8754%, 2010                                                  794,842                   791,530
-----------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., Term Loan B, 2014(o)                                                              2,150,918                 2,160,498
-----------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., Term Loan C, 7.07%, 2013                                                   917,048                   916,857
-----------------------------------------------------------------------------------------------------------------------------------
Medimedia, Inc., Term Loan B, 2013(o)                                                             525,594                   527,565
-----------------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC, Term Loan B, 8.1254%, 2013                                                 1,702,423                 1,708,351
-----------------------------------------------------------------------------------------------------------------------------------
Philadelphia Media, Term Loan B, 8.12%, 2013                                                    1,298,125                 1,272,163
-----------------------------------------------------------------------------------------------------------------------------------
Prism Business Media, Second Lien Term Loan, 11.3756%, 2013                                       232,759                   232,566
-----------------------------------------------------------------------------------------------------------------------------------
Prism Business Media, Term Loan B, 7.6255%, 2012                                                  230,432                   230,336
-----------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley, Inc., Term Loan D-1, 6.885%, 2011                                                 705,614                   703,066
-----------------------------------------------------------------------------------------------------------------------------------
Wenner Media LLC, Term Loan B, 2013(o)                                                            458,125                   459,270
-----------------------------------------------------------------------------------------------------------------------------------
Yell Group Ltd., Term Loan B, 7.32%, 2013                                                         333,180                   334,453
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   13,240,535
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
General Growth Properties, Inc., Term Loan A, 6.57%, 2010                                  $    1,534,000            $    1,522,782
-----------------------------------------------------------------------------------------------------------------------------------
Lion Gables Realty LP, Term Loan, 7.07%, 2007                                                      27,451                    27,451
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    1,550,233
-----------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 2.3%
-----------------------------------------------------------------------------------------------------------------------------------
Buffets, Inc., Letter of Credit, 8.37%, 2013                                               $       97,577            $       98,065
-----------------------------------------------------------------------------------------------------------------------------------
Buffets, Inc., Term Loan B, 8.37%, 2013                                                           738,801                   742,495
-----------------------------------------------------------------------------------------------------------------------------------
Burger King Corp., Term Loan B-1, 6.875%, 2012                                                  1,590,799                 1,587,391
-----------------------------------------------------------------------------------------------------------------------------------
CBRL Group, Inc., Term Loan B, 7.1294%, 2013                                                    1,250,928                 1,246,758
-----------------------------------------------------------------------------------------------------------------------------------
NPC International, Term Loan B, 7.117%, 2013                                                      227,267                   226,131
-----------------------------------------------------------------------------------------------------------------------------------
Quiznos LLC., Term Loan, 7.625%, 2013                                                             604,411                   601,993
-----------------------------------------------------------------------------------------------------------------------------------
Sonic Corp., Term Loan, 7.32%, 2013                                                               314,526                   314,625
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    4,817,458
-----------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 2.5%
-----------------------------------------------------------------------------------------------------------------------------------
Burlington Coat Factory, Term Loan B, 7.62%, 2013                                          $      705,145            $      694,820
-----------------------------------------------------------------------------------------------------------------------------------
J. Crew Group, Term Loan B, 9%, 2013                                                              287,801                   286,722
-----------------------------------------------------------------------------------------------------------------------------------
Neiman-Marcus Group, Inc., Term Loan, 7.8906%, 2013                                               761,138                   765,895
-----------------------------------------------------------------------------------------------------------------------------------
Oriental Trading Co., Inc., Term Loan, 8.1724%, 2013                                            1,297,274                 1,300,517
-----------------------------------------------------------------------------------------------------------------------------------
Pep Boys - Manny, Moe & Jack, Term Loan B, 2013(o)                                              1,096,036                 1,104,256
-----------------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., Term Loan B, 2013(o)                                                         625,897                   625,897
-----------------------------------------------------------------------------------------------------------------------------------
William Carter Co., Term Loan B, 6.869%, 2012                                                     275,582                   274,850
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    5,052,957
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc., Term Loan, 8.375%, 2013                                             $    2,109,230            $    2,113,844
-----------------------------------------------------------------------------------------------------------------------------------
STEEL - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
John Maneely Co., Term Loan B, 8.3738%, 2013                                               $      137,378            $      138,924
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co., Term Loan, 7.6171%, 2011                                $      923,594            $      929,943
-----------------------------------------------------------------------------------------------------------------------------------
MetroPCS Wireless, Inc., Term Loan B, 2013(o)                                                     666,662                   666,107
-----------------------------------------------------------------------------------------------------------------------------------
West Corp., Term Loan, 2013(o)                                                                    617,803                   616,568
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    2,212,618
-----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Choice One Communications, Inc., Second Lien Term Loan, 11.625%, 2013                      $      309,752            $      312,463
-----------------------------------------------------------------------------------------------------------------------------------
Choice One Communications, Inc., Term Loan, 9.375%, 2012                                          309,752                   313,140
-----------------------------------------------------------------------------------------------------------------------------------
IPC Acquisition Corp., Second Lien Term Loan, 11.8669%, 2014                                      108,613                   109,156
-----------------------------------------------------------------------------------------------------------------------------------
IPC Acquisition Corp., Term Loan, 7.8668%, 2011                                                   217,054                   218,321
-----------------------------------------------------------------------------------------------------------------------------------
Sorenson Communications, Inc., Second Lien Term Loan, 12.39%, 2014                                672,922                   679,091
-----------------------------------------------------------------------------------------------------------------------------------
Sorenson Communications, Inc., Term Loan, 8.39%, 2013                                           1,018,500                 1,024,441
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    2,656,612
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Commonwealth Brands, Inc., Term Loan, 7.6875%, 2012                                        $      943,456            $      948,174
-----------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., Term Loan, 7.1399%, 2012                                                 593,513                   597,222
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    1,545,396
-----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Gainey, Term Loan B, 8.1581%, 2012                                                         $      774,060            $      774,060
-----------------------------------------------------------------------------------------------------------------------------------
Hertz Corp., Synthetic Letter of Credit, 5.14%, 2012                                               94,667                    95,258
-----------------------------------------------------------------------------------------------------------------------------------
Hertz Corp., Term Loan, 7.3571%, 2012                                                             752,140                   756,841
-----------------------------------------------------------------------------------------------------------------------------------
Laidlaw International, Inc., Canadian Term Loan, 7.1169%, 2013                                    168,394                   169,236
-----------------------------------------------------------------------------------------------------------------------------------
Laidlaw International, Inc., Term Loan B, 7.1169%, 2013                                           505,183                   507,709
-----------------------------------------------------------------------------------------------------------------------------------
TravelCenters of America, Inc., Term Loan B, 7.1119%, 2011                                        386,329                   385,846
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    2,688,950
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 3.6%
-----------------------------------------------------------------------------------------------------------------------------------
Astoria Generating Co. Acquisitions LLC, Term Loan B, 7.39%, 2013                          $      627,252            $      630,276
-----------------------------------------------------------------------------------------------------------------------------------
Coleto Creek Power, Letter of Credit, 8.1169%, 2013                                                82,094                    81,479
-----------------------------------------------------------------------------------------------------------------------------------
Coleto Creek Power, Term Loan B, 8.1169%, 2013                                                  1,203,771                 1,194,743
-----------------------------------------------------------------------------------------------------------------------------------
LSP Gen Finance Co. LLC, Second Lien Term Loan, 8.8669%, 2014                                     161,000                   162,744
-----------------------------------------------------------------------------------------------------------------------------------
LSP Gen Finance Co. LLC, Term Loan, 7.1169%, 2013                                                  28,722                    28,734
-----------------------------------------------------------------------------------------------------------------------------------
LSP Gen Finance Co. LLC, Term Loan, 7.1169%, 2013                                                 675,321                   675,603
-----------------------------------------------------------------------------------------------------------------------------------
LSP-Kendall Energy LLC, Term Loan, 7.3669%, 2013                                                  655,111                   652,928
-----------------------------------------------------------------------------------------------------------------------------------
Mirant North America LLC, Term Loan B, 7.07%, 2013                                              1,467,933                 1,464,262
-----------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., Term Loan, 7.3669%, 2013                                                      1,087,535                 1,091,366
-----------------------------------------------------------------------------------------------------------------------------------
Plum Point Energy, Synthetic Letter of Credit, 8.9919%, 2014                                      217,032                   218,931
-----------------------------------------------------------------------------------------------------------------------------------
Plum Point Energy, Term Loan B, 8.6169%, 2014                                                     757,331                   763,957
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., LC Facility, 2010(o)                                                        182,674                   182,674
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., Term Loan, 2010(o)                                                          243,673                   243,673
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    7,391,370
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - TELEPHONE - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Cavalier Telecom, Term Loan B, 2012(o)                                                     $    1,657,198            $    1,665,484
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE LOANS                                                                                          $  181,999,530
-----------------------------------------------------------------------------------------------------------------------------------
BONDS - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd., 10.4844%, 2012                                       $      535,000            $      541,688
-----------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., FRN, 8.6238%, 2012                                                   725,000                   732,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    1,273,938
-----------------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Goodman Global Holdings, Inc., 8.3294%, 2012                                               $      717,000            $      731,340
-----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Berry Plastics Holding Corp., FRN, 9.265%, 2014(z)                                         $    1,400,000            $    1,412,250
-----------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6%, 2009                                                                 $      725,000            $      723,188
-----------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
AutoNation, Inc., 7.3738%, 2013                                                            $      400,000            $      400,000
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                        $    4,540,716
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 14.2% (y)
-----------------------------------------------------------------------------------------------------------------------------------
Barton Capital LLC, 5.3%, due 12/01/06 (t)                                                 $    8,231,000            $    8,231,000
-----------------------------------------------------------------------------------------------------------------------------------
Cargill, Inc., 5.29%, due 12/01/06 (t)                                                          4,579,000                 4,579,000
-----------------------------------------------------------------------------------------------------------------------------------
Dexia Delaware LLC, 5.3%, due 12/01/06                                                          8,231,000                 8,231,000
-----------------------------------------------------------------------------------------------------------------------------------
Societe Generale North America, 5.3%, due 12/01/06                                              8,231,000                 8,231,000
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS                                                                                       $   29,272,000
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $  215,812,246
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (4.8)%                                                                                  (9,859,557)
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $  205,952,689
-----------------------------------------------------------------------------------------------------------------------------------

(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(k) As of November 30, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $4,540,716 and 2.10% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

                                                             ACQUISITION        ACQUISITION       CURRENT            TOTAL % OF
RESTRICTED SECURITY                                          DATE               COST              MARKET VALUE       NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Berry Plastics Holding Corp., FRN, 9.265%, 2014              9/15/06            $1,400,000        $1,412,250         0.7%
----------------------------------------------------------------------------------------------------------------------------------

The following abbreviation is used in this report and is defined:
FRN      Floating Rate Note.  Interest rate resets periodically and may not be the rate reported at period end.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS FLOATING RATE HIGH INCOME FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 11/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                $216,073,840
                                                              ============
Gross unrealized appreciation                                 $    413,036
Gross unrealized depreciation                                     (674,630)
                                                              ------------
      Net unrealized appreciation (depreciation)              $   (261,594)
                                                              ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) UNFUNDED LOAN COMMITMENTS

As of November 30, 2006, the portfolio had unfunded loan commitments of $1,472,550, which could be extended at the option of the borrower, pursuant to the following loan agreements:

                                                     UNFUNDED      UNREALIZED
                                                       LOAN       APPRECIATION
BORROWER                                            COMMITMENT    (DEPRECIATION)
--------------------------------------------------------------------------------
CBRL Group, Inc., Delayed Draw Term Loan B, 2013   $  172,550     $   (863)
MEG Energy Corp., Delayed Draw Term Loan, 2013      1,300,000      (13,975)
--------------------------------------------------------------------------------
                                                   $1,472,550     $(14,838)

At November 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X
            -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: January 18, 2007
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: January 18, 2007
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 18, 2007
      ----------------


* Print name and title of each signing officer under his or her signature.